Additional Information-Financial Statement Schedule I Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2019
Additional Information-Financial Statement Schedule I Condensed Financial Information of Parent Company
BALANCE SHEETS

	As of December 31,
	2018	2019
ASSETS
Current assets:

Cash	$24	$40
Investment in subsidiaries	—	899
Total current assets	24	939
TOTAL ASSETS	$24	$939
LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses	581	1,211
Amounts due to subsidiaries	1,135	1,684
Amounts due to related parties	—	2,614
Total current liabilities	1,716	5,509
Non-current liabilities:
Deficit of investment in subsidiaries	100,434	—
Total non-current liabilities	100,434	—
TOTAL LIABILITIES	$102,150	$5,509

Deficit:
Ordinary shares	$2	$5
Additional paid-in capital	38,559	186,450
Accumulated deficit	(142,069)	(188,185)
Accumulated other comprehensive income (loss)	1,382	(2,840)
Total deficit	(102,126)	(4,570)
TOTAL LIABILITIES AND DEFICIT	$24	$939

STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	Years ended December 31,
	2017	2018	2019
Selling and marketing	$—	$1,504	$—
Research and development	1	107	—
General and administrative	4,503	11,505	371
Total operating expenses	4,504	13,116	371
Equity in loss of subsidiaries and variable interest entities	(24,115)	(76,099)	(45,745)
Net loss	$(28,619)	$(89,215)	$(46,116)
Other comprehensive income (loss), net of tax:
Foreign currency translation	3,598	404	(4,222)
Other comprehensive income (loss)	$3,598	$404	$(4,222)
Comprehensive loss	$(25,021)	$(88,811)	$(50,338)

STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2017	2018	2019
Cash flows from operating activities:
Net loss	$(28,619)	$(89,215)	$(46,116)
Equity in income of subsidiaries and variable interest entities	24,115	76,099	45,745
Share-based compensation	4,502	11,436	—
Changes in operating assets and liabilities:
Amounts due from/to related parties	2	173	(20,980)
Accrued expenses and other payables	—	581	(292)
Prepaid expenses and other current assets	—	—	123
Net cash used in operating activities	—	(926)	(21,520)
Cash flows from investing activities:
Repayment of investment in subsidiaries	—	—	1,586
Net cash provided by investing activities	—	—	1,586
Cash flows from financing activities:
Proceeds from borrowings	—	500	—
Repayment of borrowings	—	(500)	—
Proceeds of advances from related parties	—	950	—
Repayment of advances from related parties	—	—	(1,050)
Proceeds from convertible loans	—	—	21,000
Net cash provided by financing activities	—	950	19,950
Net increase in cash	—	24	16
Cash at beginning of year	—	—	24
Effect of exchange rate changes	—	—	—
Cash at end of year	$—	$24	$40